Property, Plant and Equipment - Summary of Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 12,326,640	¥ 11,411,153
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,975,530	25,977,791	¥ 24,486,156
Vehicles and equipment on operating leases, net [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,781,229	6,203,721	¥ 5,928,833
Property, plant and equipment subject to operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,781,229	6,203,721
Property, plant and equipment subject to operating leases [Member] | Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,766,590	6,190,558
Property, plant and equipment subject to operating leases [Member] | Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,639	13,164
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,277,561	4,836,805
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member] | Less – Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (1,503,668)	¥ (1,366,916)